Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Income Tax [Abstract]
Income tax expense (recovery)
Income tax expense (recovery) includes the following components:

	2022	2021
	$	$

Current
United States	1,225	33
Europe	(138)	140
Other	16	(7)
	1,103	166
Deferred
Canada	(11)	(55)
United States	(22,038)	(61)
Europe	(1,229)	(3,883)
New Zealand	(4,746)	—
Other	—	(1,959)
	(28,024)	(5,958)

Total income tax recovery	(26,921)	(5,792)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax expense (recovery) computed by applying Canadian statutory rates as follows:

	2022	2021
	$	$

Loss before income taxes	(315,354)	(130,070)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(83,589)	(34,486)
Impact of rate differential of foreign jurisdiction	7,078	1,570
Non-deductible share-based compensation and related costs	20,208	9,257
Acquisition-related compensation and transaction costs	1,480	5,080
Other non-deductible expenses (credits) and non-taxable amounts	(496)	590
Changes in unrecognized benefits of deferred tax assets	27,972	11,403
Impact of foreign exchange and other	426	794

Total income tax recovery	(26,921)	(5,792)

Deferred tax assets/liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2022	2021

Deferred tax assets	$	$
Property and equipment	2,402	2,115
Non-capital losses carried forward	78,292	41,308
Lease liabilities	6,354	6,073
Deferred revenue	1,217	1,011
Interest expenses carried forward	5,852	5,188
Others	6,338	2,288
Total deferred tax assets	100,455	57,983

Deferred tax liabilities
Property and equipment	(299)	(54)
Intangible assets	(97,647)	(50,476)
Lease right-of-use assets	(5,140)	(5,000)
Other	(4,048)	(3,639)
Total deferred tax liabilities	(107,134)	(59,169)

Net deferred tax liabilities	(6,679)	(1,186)

As presented on the consolidated balance sheets:
Deferred tax assets	154	170
Deferred tax liabilities	(6,833)	(1,356)

Net deferred tax liabilities	(6,679)	(1,186)
2022

	Balance as at March 31, 2021	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2022
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,061	75	(33)	2,103
Intangible assets	(50,476)	22,042	(69,213)	(97,647)
Lease liabilities	6,073	5	276	6,354
Lease right-of-use assets	(5,000)	86	(226)	(5,140)
Non-capital losses carried forward	41,308	3,439	33,545	78,292
Deferred revenue	1,011	206	—	1,217
Interest expenses carried forward	5,188	664	—	5,852
Other	(1,351)	1,507	2,134	2,290

Net deferred tax liabilities	(1,186)	28,024	(33,517)	(6,679)
2021

	Balance as at March 31, 2020	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2021
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	1,696	321	44	2,061
Intangible assets	(15,403)	7,191	(42,264)	(50,476)
Lease liabilities	3,557	2,516	—	6,073
Lease right-of-use assets	(3,226)	(1,774)	—	(5,000)
Non-capital losses carried forward	8,159	(1,290)	34,439	41,308
Deferred revenue	—	—	1,011	1,011
Interest expenses carried forward	—	2,649	2,539	5,188
Other	(1,252)	(3,655)	3,556	(1,351)

Net deferred tax liabilities	(6,469)	5,958	(675)	(1,186)

Non-capital loss carryforwards

	2022	2021	Calendar year in which the losses begin to expire
	$	$

Non-capital loss carryforwards
Canada	151,096	73,737	2034
Belgium	41,928	40,383	No expiry
Netherlands	38,213	31,105	2024
United States	366,680	236,149	2035
Germany	21,289	21,219	No expiry
Switzerland	36,139	13,042	2023
New Zealand	57,366	—	No expiry
United Kingdom	9	—	No expiry
Australia	8,569	5,367	No expiry

Total non-capital loss carryforwards	721,289	421,002